Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Reverse Share Split:

On September 18, 2023, the Company’s board of directors approved a 1-for-30 reverse share split. No fractional shares were issued, and no cash or other consideration was paid as a result of the reverse share split. Instead, the Company issued one additional whole share of the post-reverse share split ordinary share to any shareholder who otherwise would have received a fractional share as a result of the reverse share split. The amount of authorized ordinary shares was not affected. All issued and outstanding share and per share amounts included in the accompanying consolidated financial statements have been adjusted to reflect this reverse share split for all periods presented.

b.	Ordinary share capital (with no par value each) following the reverse share split is composed as follows:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	18,204,002	107,800,000	10,190,904
c.	Controlled Equity Offering Sales Agreement (the “Sales Agreement”):

In November 2024, the Company entered into a Sales Agreement, with Oppenheimer & Co. Inc. (the “Agent”).

Pursuant to the Sales Agreement, the Company may offer and sell, from time to time, its ordinary shares, through the Agent in an at the market offering (“ATM’”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $15,000 on November 26, 2025.

During the year ended December 31, 2024, the Company sold 464 ordinary shares under the ATM for a total amount of $2.

During the year ended December 31, 2025, the Company sold 1,650,827 ordinary shares under the ATM for a total amount of $5,913, net of issuance cost in the amount of $223.

d.	Private placements and public offerings:

On January 4, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing, led by leading U.S. life sciences-focused investors and certain existing investors. Under the securities purchase agreement, the investors purchased 3,143,693 of the Company’s ordinary shares at a purchase price of $4.81 per share, pre-funded warrants to purchase up to 227,619 ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 3,371,312 ordinary shares at an exercise price of $5.50 per share (the “January 2024 Warrants”). The January 2024 Warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the positive recommendation by Data Safety Monitoring Board regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D-PLEX100 resulting in the stopping of the trial due to positive efficacy. The proceeds to the Company amounted to $15,002, net of issuance cost of $1,216.

Exercise of the warrants in full would result in an additional $18,542 in proceeds to the Company. The closing of the offering occurred on January 9, 2024.

On May 20, 2025, the 227,619 pre-funded warrants were exercised to 227,619 ordinary shares.

On June 16, 2025, 2,190,121 January 2024 Warrants were exercised as part of the Inducement Letter as defined below.

In accordance with ASC 480 and ASC 815, the pre-funded warrants and the warrants were qualified for equity accounting. The fair value for each warrant to purchase an ordinary share is $4.52.

On August 1, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 2,006,226 of the Company’s ordinary shares at a purchase price of $3.61 per share, pre-funded warrants to purchase up to 229,231 ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 1,676,588 ordinary shares at an exercise price of $3.61 per share (the “August 2024 Warrants”).

The August 2024 Warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the recommendation by the DSMB regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D- PLEX100 resulting in either the stopping of the trial due to positive efficacy, or continuation to planned patient recruitment (up to 630 subjects). The closing of the offering occurred on August 6, 2024. The proceeds to the Company amounted to approximately $7,536, net of issuance costs of $532. Exercise of the warrants in full would result in an additional $6,052 in proceeds to the Company.

In June 2025 the 229,231 pre-funded warrants were exercised to 229,230 ordinary shares.

On December 26, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing. Under the securities purchase agreement, the investors purchased 3,386,962 of the Company’s ordinary shares, at a purchase price of $3.22 per share, pre-funded warrants to purchase up to 1,106,868 ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 6,740,745 ordinary shares at an exercise price of $4.00 per share (the “December 2024 Warrants”). The December 2024 Warrants expire upon the earlier of nine months from the date of issuance and 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100. The closing of the offering occurred on December 26, 2024. The offering resulted in proceeds to the Company of $13,325, net of issuance costs of $1,146. Exercise of the warrants in full would result in an additional $26,963 in proceeds to the Company.

On June 16, 2025, 5,436,393 December 2024 Warrants were exercised as part of the Inducement Letter as defined below and on June 23, 2025, 10 trading days following the Company’s announcement of the top-line results in the Company’s SHIELD II Phase 3 trial of D-PLEX100 the remaining 1,304,352 warrants expired.

On June 9, 2025, and September 4, 2025, 513,517 and 593,351, pre-funded warrants were exercised to 513,501 and 593,351 ordinary shares, respectively.

On June 16, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with certain holders (each, a “Holder”) of (i) 2,190,121 January 2024 Warrants to purchase up to 2,190,121 of the Company’s ordinary shares and (ii) 5,436,393 December 2024 Warrants to purchase up to 5,436,393 ordinary shares (together with the January 2024 Warrants, the “Existing Warrants”). Pursuant to the Inducement Letter, each Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 7,626,514 ordinary shares, at an exercise price of $3.50 per ordinary share, in consideration of the Company’s agreement to issue new warrants (the “New Warrants”) to purchase up to 7,626,514 ordinary shares (the “New Warrant Shares”), at an exercise price of $4.50 per ordinary share. The Company received aggregate net proceeds of $26,690 from the exercise of the Existing Warrants by the Holders after deducting offering expenses payable by the Company, net of issuance cost in the amount of $4.

In December 2025, 725,000 shares held in abeyance were issued to 725,000 ordinary shares. Of the 7,626,514 ordinary shares underlying the Existing Warrants, 2,828,319 shares issuable to certain Holders were held in abeyance as of December 31, 2025, due to beneficial ownership restrictions in the Existing Warrants.

The terms of the Inducement Letter were accounted for as a modification of the Existing Warrants under ASC 815-40. Because both the Existing Warrants and the New Warrants qualified for equity classification before and after the transaction, and since the purpose of the modification was to induce immediate cash exercise of the Existing Warrants and raise equity capital, the Company recognized the modification as an equity issuance. Accordingly, the impact of the modification, totaling $2,317, was recorded as an equity issuance cost. The New Warrants are exercisable for a period of two years from the date of issuance.

e.	Ordinary shares rights:

The ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

f.	Share option plan:

The Company has authorized, through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 3,512,403 ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

On May 6, 2024, the Company’s board of directors approved to increase the Company’s options pool by an additional 2,000,000 options from 312,403 to 2,312,403.

On May 12, 2025, the Company’s board of directors approved to increase the Company’s options pool by an additional 1,200,000 options from 2,312,403 to 3,512,403.

As of December 31, 2025, 568,646 of the Company’s options were available for future grants.

The Black-Scholes option pricing model assumptions used to value the employee and non-employees share options at the grant dates are presented in the following table by years:

	2025	2024	2023

Dividend yield (%)	0	0	0
Expected volatility (%)	103.0-104.8	97.1-103.0	92.59-95.67
Risk-free interest rate (%)	3.78-4.14	3.74-5.06	3.38-4.71
Expected term (in years)	5.85-6.1	0.5-6.1	5.3-6.1

These assumptions and estimates were determined as follows:

o	Fair Value of Ordinary Shares - The fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.

o	Dividend Yield - The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

o	Expected Volatility - As the Company has a short trading history for its ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

o	Risk-Free Interest Rate - The risk-free rate for the expected term of the options is based on the Black-Scholes option pricing model on the yields of United States of America Treasury securities with maturities appropriate for the expected term of employee share option awards.

o	Expected term - The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Milestone-based options

On May 6, 2024, the board of directors granted a total of 280,000 milestone-based options to the Company’s officers. The milestone condition was set as either the interim analysis outcome of early stopping of the Company’s SHIELD II Phase 3 trial of D-PLEX100 for efficacy or top-line results (primary endpoint) with overall alpha level of up to (and including) 5%. The average exercise price is $4.64 per share.

On July 2, 2024, the Company’s shareholders approved a grant of 198,900 options and 132,600 milestone-based options to the Company’s Chief Executive Officer. The exercise price for both grants was set at $4.64 per share.

On May 12, 2025, the Company’s board of directors granted a total of 188,800 milestone-based options to the Company’s officers. The milestone condition was set as top-line results (primary endpoint) with overall alpha level of up to (and including) 5%. The average exercise price is $2.67 per share.

On June 25, 2025, the Company’s shareholders approved a grant of 120,000 options and 80,000 milestone-based options to the Company’s Chief Executive Officer. The exercise price for both grants was set at $2.67 per share.

On June 9, 2025, the Company announced positive results in the Company’s SHIELD II Phase 3 trial of D-PLEX100, and as a result the milestone condition was met. As a result, the Company recognized $2,147 of share-based compensation expenses using the accelerated method during 2025.

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the year ended December 31, 2025:

Dividend yield (%)	0
Expected volatility (%)	95.32-95.56
Risk-free interest rate (%)	4.24-4.40
Expected term (in years)	10

A summary of the status of options to employees and non-employees under the Company’s option plan as of December 31, 2025, and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at beginning of year	1,814,551	$6.65	$46		9.14
Granted	1,205,240	2.75
Exercised	(375)	2.67	$-	*)
Forfeited	(78,218)	16.67
Expired	(3,390)	6.76

Outstanding at end of year	2,937,808	$4.78	$1,932		8.69

Exercisable options at end of year	1,051,550	$6.34	$397		8.32

Vested and expected to vest	2,937,808	$4.78	$1,932		8.69

*)	Represents an amount lower than $1.

The weighted average grant date fair value of options granted during the year ended December 31, 2025, 2024 and 2023 was $2.50, $3.80 and $7.66, respectively.

The total share-based compensation expense recognized by the Company’s departments for the three years ended December 31, 2025, 2024 and 2023, was comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Research and development	$1,931	$1,539	$1,791
Marketing and business development	650	291	339
General and administrative	2,273	994	1,261

Total share-based compensation expense	$4,854	$2,824	$3,391

As of December 31, 2025, there were unrecognized compensation costs of $5,336, which are expected to be recognized over a weighted average period of approximately 2.51 years.

g.	Warrants:

Further to the discussion in Note 7, as of April 26, 2022, July 19, 2022 and August 1, 2024, the Company measured the fair value of the warrants to purchase ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of August 1, 2024, the relative fair value of the warrants to purchase ordinary shares issued to Kreos was $115, which was calculated using the following assumptions:

August 1,
2024

Share price ($)	3.65
Exercise price ($)	3.61
Expected volatility (%)	88
Adjustment to risk-free interest rate (%)	3.89
Dividend yield (%)	0
Risk-free interest rate (%)	3.89
Expected life (in years)	7.00

Further to the discussion in Note 10d, as of January 9, 2024, August 6, 2024 and December 26, 2024, the Company measured the fair value of the warrants to purchase ordinary shares (a Level 3 valuation) using the Black-Scholes option pricing model.

As of January 9, 2024, August 6, 2024 and December 26, 2024, the relative fair value of the warrants to purchase ordinary shares issued was $15,248, $1,733 and $2,101, respectively, which was calculated using the following assumptions:

	January 9,	August 6,	December 26,
	2024	2024	2024

Share price ($)	6.89	3.50	2.85
Exercise price ($)	5.50	3.61	4.00
Expected volatility (%)	117.4-134	95-129	77.48
Adjustment to risk-free interest rate (%)	4.27-5.96	3.91-4.98	4.22
Dividend yield (%)	-	-	-
Risk-free interest rate (%)	4.36-5.08	3.99-5.11	4.31
Expected life (in years)	0.68-2.00	0.40-2.00	0.5

As of December 31, 2025, all warrants are exercisable into ordinary shares, in which the outstanding issued warrants to purchase ordinary shares as of December 31, 2025, were as follows:

Grant date	Warrants outstanding as of December 31, 2025	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2025	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	1,181,191	$5.50	1,181,191	January 2026 *) **)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *) **)
April 2022	40,000	$3.61	40,000	August 2031
June 2025	7,626,514	$4.50	7,626,514	June 2027 *) **)

	10,530,784		10,530,784

*)	See Note 10d.
**)	See Note 13.